UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-21339
MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036
(Address of principal executive offices)	(Zip code)

Kevin Klingert
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-888-378-1630
Date of fiscal year end: 10/31/11
Date of reporting period: 1/31/11
Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

2011 First Quarter Report

January 31, 2011 (unaudited)
Portfolio of Investments
Money Market Portfolio

	Face
	Amount	Value
	(000)	(000)

Certificates of Deposit (8.9%)

International Banks (8.9%)
Credit Agricole Corporate and Investment Bank 0.41%, 5/4/11	$148,000	$148,000
Credit Industriel et Commercial 0.49%, 4/13/11	175,000	175,000

Total Certificates of Deposit (Cost $323,000)		323,000

Commercial Paper (a) (25.8%)

Finance — Automotive (0.7%)
Toyota Motor Credit Corp. 0.31%, 4/15/11	25,000	24,984

International Banks (25.1%)
ABN Amro Funding USA LLC,
0.33%, 4/20/11 — 5/3/11 (b)	50,000	49,961
0.35%, 3/15/11 (b)	12,000	11,995
0.36%, 3/15/11 — 3/18/11 (b)	80,000	79,966
Banque et Caisse 0.44%, 6/3/11	55,000	54,920
BNZ International Funding Ltd.,
0.36%, 3/22/11 (b)	45,000	44,979
0.43%, 6/7/11 (b)	12,000	11,982
BPCE SA,
0.40%, 3/15/11 (b)	67,000	66,970
0.39%, 4/8/11 (b)	20,000	19,986
Commonwealth Bank of Australia 0.29%, 3/21/11 (b)	35,000	34,987
ING Funding LLC 0.25%, 2/9/11	90,000	89,995
Lloyds TSB Bank PLC 0.46%, 4/4/11	40,000	39,969
NRW. Bank, 0.31%, 4/14/11 — 4/18/11 (b)	155,000	154,904
Skandinaviska Enskilda Banken AG 0.29%, 2/1/11 (b)	150,000	150,000
Societe Generale N.A., Inc. 0.36%, 3/15/11	32,000	31,987
Sumitomo Mitsui Banking Corp. 0.29%, 2/4/11 (b)	75,000	74,998

		917,599

Total Commercial Paper (Cost $942,583)		942,583

Floating Rate Notes (18.5%)

International Banks (18.5%)
Barclays Bank PLC 0.65%, 7/19/11	105,000	105,000
BNP Paribas 0.65%, 6/23/11	65,000	65,000

2011 First Quarter Report

January 31, 2011 (unaudited)
Portfolio of Investments (cont’d)
Money Market Portfolio

	Face
	Amount	Value
	(000)	(000)

Lloyds TSB Bank PLC 0.65%, 7/29/11	$140,000	$140,000
Natixis 0.41%, 10/19/11	85,000	85,000
Royal Bank of Scotland PLC,
0.48%, 3/28/11	30,000	30,000
0.49%, 3/28/11	115,000	115,000
Societe Generale N.A., Inc.,
0.45%, 6/22/11	45,000	45,000
1.49%, 5/5/11	91,000	91,000

Total Floating Rate Notes (Cost $676,000)		676,000

Repurchase Agreements (46.8%)
Barclays Bank PLC, (0.60%, dated 1/31/11, due 2/1/11; proceeds $30,001; fully collateralized by Convertible Bonds; Alliant Techsystems, Inc. 3.00% due 8/15/24; Amgen, Inc. 0.38% due 2/1/13; Chesapeake Energy Corp. 2.50% due 5/15/37; DR Horton, Inc. 2.00% due 5/15/14; Health Care REIT, Inc. 3.00% due 12/1/29; International Game Technology 3.25% due 5/1/14; Interpublic Group of Cos., Inc. 4.25% due 3/15/23; L-3 Communications Corp. 3.00% due 8/1/35; Old Republic International Corp. 8.00% due 5/15/12; Tech Data Corp. 2.75% due 12/15/26; and Convertible Preferred Stocks; Bunge Ltd.; Fifth Third Bancorp; valued at $33,601)
	30,000	30,000
BNP U.S. Finance Corp., (0.32%, dated 1/31/11, due 2/1/11; proceeds $80,001; fully collateralized by Corporate Bonds; Bank of America Corp. 0.63% due 9/15/14; Danske Bank A/S 0.63% due 5/24/12; valued at $83,976)	80,000	80,000
BNP U.S. Finance Corp., (0.50%, dated 1/31/11, due 2/1/11; proceeds $20,000; fully collateralized by Corporate Bonds; Liberty Mutual Group, Inc. 10.75% (c); Royal Bank of Scotland Group PLC 5.05% due 1/8/15; Sprint Capital Corp. 8.38% due 3/15/12; valued at $21,000)	20,000	20,000
Citibank NA, (0.24%, dated 1/31/11, due 2/1/11; proceeds $75,001; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 4.00% - 6.00 due 5/1/18 - 1/1/40; Federal National Mortgage Association 4.00% - 6.00% due 11/1/17 - 11/1/40; valued at $77,250) (d)	75,000	75,000

2011 First Quarter Report

January 31, 2011 (unaudited)
Portfolio of Investments (cont’d)
Money Market Portfolio

	Face
	Amount	Value
	(000)	(000)
| |
Credit Suisse First Boston, (0.35%, dated 1/31/11, due 2/1/11; proceeds $170,002; fully collateralized by Common Stocks; 99 Cents Only Stores; AMAG Pharmaceuticals, Inc.; Amdocs Ltd.; Atheros Communications, Inc.; Atlas Energy, Inc.; BlackRock, Inc.; California Pizza Kitchen, Inc.; Charles River Laboratories Internat; Citizens Holding Co.; Comcast Corp.; Community Health Systems, Inc.; Crown Castle International Corp.; Dendreon Corp.; Dollar Thrifty Automotive Group, Inc.; Dynamex, Inc.; Endo Pharmaceuticals Holdings, Inc.; Energizer Holdings, Inc.; Everest Re Group Ltd.; Gentiva Health Services; Guess?, Inc.; Heritage Financial Corp.; JW Mays, Inc.; Kansas City Southern; Ladish Co., Inc.; Lennar Corp.; Lubrizol Corp.; M/I Homes, Inc.; Magna International, Inc.; Manpower, Inc.; Martek Biosciences Corp.; Marten Transport Ltd.; Matthews International Corp.; McDermott International; Measurement Specialties, Inc.; Medicines Co. (The); Mentor Graphics Corp.; Mercury General Corp.; Merit Medical Systems, Inc.; Micros Systems, Inc.; Microsemi Corp.; Mid-America Apartment Communities; Mine Safety Appliances Co.; Minerals Technologies, Inc.; Mitcham Industries, Inc.; Molex, Inc.; Monarch Casino & Resort, Inc.; Movado Group, Inc.; MSC Industrial Direct Co.; Mueller Industries, Inc.; Nacco Industries, Inc.; Nanometrics, Inc.; National Instruments Corp.; Nationwide Health Properties, Inc.; Navigant Consulting, Inc.; Navigators Group, Inc. (The); NBT Bancorp, Inc.; NCI Building Systems, Inc.; NCR Corp.; Newport Corp.; NN, Inc.; Nu Skin Enterprises, Inc.; OGE Energy Corp.; One Liberty Properties, Inc.; Opnet Technologies, Inc.; Orbotech Ltd.; Oriental Financial Group, Inc.; Orthofix International NV; Proassurance Corp.; Sina Corp.; Teck Resources Ltd.; Yamana Gold, Inc.; valued at $178,517)
	$170,000	$170,000
Deutsche Bank Securities, Inc., (0.22%, dated 1/31/11, due 2/1/11; proceeds $397,456; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 4.00% - 6.00% due 9/1/24 - 9/1/40; valued at $409,593)	397,454	397,454
Deutsche Bank Securities, Inc., (0.30%, dated 1/31/11, due 2/1/11; proceeds $20,000; fully collateralized by Corporate Bonds; Anheuser-Busch InBev Worldwide, Inc. 7.75% due 1/15/19; Enbridge, Inc. 5.60% due 4/1/17; Time Warner Cable, Inc. 7.30% due 7/1/38; Tyco International Group SA 3.75% due 1/15/18; valued at $20,966)	20,000	20,000

2011 First Quarter Report

January 31, 2011 (unaudited)
Portfolio of Investments (cont’d)
Money Market Portfolio

	Face
	Amount	Value
	(000)	(000)

Deutsche Bank Securities, Inc., (0.33%, dated 1/31/11, due 2/1/11; proceeds $115,001; fully collateralized by Common Stocks; Acadia Realty Trust; Alcon, Inc.; American Tower Corp.; Apache Corp.; Apple, Inc.; Bank of America Corp.; Barrick Gold Corp.; Cardinal Health, Inc.; Centerpoint Energy, Inc.; Charles Schwab Corp. (The); Chubb Corp.; Cognizant Technology Solutions Corp.; Costco Wholesale Corp.; CPI International, Inc.; CreXus Investment Corp.; CVS Caremark Corp.; Dionex Corp.; Walt Disney Co. (The); DTE Energy Co.; Dynamex, Inc.; Energy XXI Ltd.; Fidelity National Information Services, Inc.; FPIC Insurance Group, Inc.; Goldman Sachs Group, Inc.; Hess Corp.; Intel Corp.; Intermune, Inc.; JPMorgan Chase & Co.; Lennar Corp.; Life Technologies Corp.; Microsoft Corp.; Microstrategy, Inc.; National Oilwell Varco, Inc.; Newfield Exploration Co.; Nordion, Inc.; North American Energy Partners, Inc.; Peabody Energy Corp.; Penn West Petroleum Ltd.; Potash Corp. of Saskatchewan, Inc.; Prudential Financial, Inc.; QEP Resources, Inc.; Rimage Corp.; Smurfit-Stone Container Corp.; U.S. Physical Therapy, Inc.; Union First Market Bankshares Corp.; United Capital Corp.; Viacom, Inc.; valued at $120,750)
	$115,000	$115,000
Deutsche Bank Securities, Inc., (0.55%, dated 1/31/11, due 2/1/11; proceeds $40,001; fully collateralized by Convertible Bonds; Cameron International Corp. 2.50% due 6/15/26; CMS Energy Corp. 2.88% due 12/1/24; Hospitality Properties Trust 3.80% due 3/15/27; Ingersoll-Rand Global Holding Co. Ltd. 4.50% due 4/15/12; Jefferies Group, Inc. 3.88% due 11/1/29; Medtronic, Inc. 1.63% due 4/15/13; Old Republic International Corp. 8.00% due 5/15/12; Omnicare, Inc. 3.75% due 12/15/25; Sotheby’s 3.13% due 6/15/13; Tech Data Corp. 2.75% due 12/15/26; Teva Pharmaceutical Finance Co. LLC 0.25% due 2/1/26; Ventas, Inc. 3.88% due 11/15/11; Wyndham Worldwide Corp. 3.50% due 5/1/12; and a Convertible Preferred Stock; Bunge Ltd.; valued at $44,800)
	40,000	40,000
JPMorgan Chase & Co., (0.40%, dated 1/31/11, due 2/1/11; proceeds $160,002; fully collateralized by Common Stocks; Anadarko Petroleum Corp.; Bank of America Corp.; Barrick Gold Corp.; Baxter International, Inc.; Bucyrus International, Inc.; Canadian Natural; Capital One Financial Corp.; CB Richard Ellis Group; CIT Group, Inc.; Davita, Inc.; Genworth Financial, Inc.; Genzyme Corp.; Global Power Equipment; Hartford Financial Services Group, Inc.; Hospira, Inc.; International Paper Co.; JPMorgan Chase & Co.; Kinross Gold Corp.; Liberty Media Holding; LyondellBasell Industries NV; McAfee, Inc.; Medtronic, Inc.; MGM Resorts International; Penn West Petroleum Ltd.; Pepco Holdings, Inc.; Pfizer, Inc.; Potash Corp.; Sherwin-Williams Co. (The); Suncor Energy, Inc.; Sunoco, Inc.; Suntrust Banks, Inc.; Symantec Corp.; Tesoro Corp.; Transocean Ltd.; Waters Corp.; Wellpoint, Inc.; Weyerhaeuser Co.; Whirlpool Corp.; Williams Companies, Inc.; Xerox Corp.; Yahoo, Inc.; valued at $168,017)
	160,000	160,000
RBC Capital Markets Corp., (0.21%, dated 1/31/11, due 2/1/11; proceeds $220,001; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 0.63% due 1/31/13; valued at $224,000)	220,000	220,000

2011 First Quarter Report

January 31, 2011 (unaudited)
Portfolio of Investments (cont’d)
Money Market Portfolio

	Face
	Amount	Value
	(000)	(000)

RBC Capital Markets Corp., (0.32%, dated 1/31/11, due 2/1/11; proceeds $30,000; fully collateralized by Commercial Papers; Anglesea Funding PLC Zero Coupon due 2/7/11; FCAR Owner Trust Zero Coupon due 2/15/11; Mont Blanc Capital Zero Coupon due 2/9/11; valued at $31,498)	$30,000	$30,000
RBS Securities, Inc., (0.24%, dated 1/31/11, due 2/1/11; proceeds $50,000; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.50% - 5.50% due 7/1/18 - 2/1/41; valued at $51,501)	50,000	50,000
Societe Generale, N.A., Inc., (0.22%, dated 1/31/11, due 2/1/11; proceeds $300,002; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 1.25% due 10/31/15; valued at $305,995)	300,000	300,000

Total Repurchase Agreements (Cost $1,707,454)		1,707,454

Total Investments (100.0%) (Cost $3,649,037)		3,649,037

Liabilities in Excess of Other Assets (0.0%)		(143)

Net Assets (100.0%)		$3,648,894

(a)	The rates shown are the effective yields at the date of purchase.

(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)	Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest shown is the rate in effect at January 31, 2011.

(d)	Citibank NA, Repurchase Agreement, is an affiliate of the Investment Adviser, Administrator and Distributor.

REIT	Real Estate Investment Trust

2011 First Quarter Report

January 31, 2011 (unaudited)
Portfolio of Investments (cont’d)
Money Market Portfolio
Fair Value Measurement Information:
The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2011. (See Notes to the Portfolios of Investments for further information regarding fair value measurement.)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)

Assets:
Certificates of Deposit	$—	$323,000	$—	$323,000
Commercial Paper	—	942,583	—	942,583
Floating Rate Notes - Corporate	—	676,000	—	676,000
Repurchase Agreements	—	1,707,454	—	1,707,454

Total Assets	$—	$3,649,037	$—	$3,649,037

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the Levels as of the end of the period. As of January 31, 2011 the Portfolio did not have any significant investments transfer between valuation levels.

2011 First Quarter Report

January 31, 2011 (unaudited)
Portfolio of Investments

Prime Portfolio

	Face
	Amount	Value
	(000)	(000)

Certificates of Deposit (8.1%)

International Banks (8.1%)
Credit Agricole Corporate and Investment Bank 0.41%, 5/4/11	$670,000	$670,000
Credit Industriel et Commercial, 0.49%, 4/13/11 — 4/15/11	677,000	677,000

Total Certificates of Deposit (Cost $1,347,000)		1,347,000

Commercial Paper (a) (22.8%)

International Banks (22.8%)
ABN Amro Funding USA LLC,
0.33%, 4/6/11 — 4/20/11 (b)	205,000	204,860
0.33%, 4/13/11	150,000	149,904
0.34%, 5/3/11 (b)	125,000	124,896
0.35%, 3/15/11 (b)	98,000	97,961
Banque et Caisse 0.44%, 6/3/11	145,000	144,789
BNZ International Funding Ltd.,
0.36%, 3/28/11 (b)	100,000	99,946
0.43%, 6/7/11 (b)	58,000	57,915
BPCE SA,
0.39%, 4/8/11 (b)	175,000	174,876
0.40%, 3/15/11 (b)	185,000	184,916
Commonwealth Bank of Australia 0.29%, 3/21/11 (b)	161,300	161,238
ING Funding LLC 0.25%, 2/8/11	350,000	349,983
Lloyds TSB Bank PLC 0.46%, 4/4/11	125,000	124,903
Nordea North America, Inc. 0.29%, 3/17/11	48,000	47,983
NRW. Bank, 0.31%, 4/14/11 — 4/18/11 (b)	710,000	709,561
Skandinaviska Enskilda Banken AG, 0.29%, 2/1/11 — 2/2/11 (b)	610,000	609,995
Societe Generale N.A., Inc. 0.36%, 3/15/11	225,000	224,908
Sumitomo Mitsui Banking Corp. 0.29%, 2/4/11 (b)	300,000	299,993

Total Commercial Paper (Cost $3,768,627)		3,768,627

Floating Rate Notes (17.4%)

International Banks (17.4%)
Barclays Bank PLC 0.65%, 7/19/11	495,000	495,000
BNP Paribas 0.65%, 6/23/11	260,000	260,000
Lloyds TSB Bank PLC 0.65%, 7/29/11	540,000	540,000
Natixis 0.41%, 10/19/11	360,000	360,000
Royal Bank of Scotland PLC,
0.48%, 3/28/11	100,000	100,000
0.49%, 3/28/11	$578,000	$578,000
Societe Generale N.A., Inc. 0.45%, 6/22/11	555,000	555,000

Total Floating Rate Notes (Cost $2,888,000)		2,888,000

2011 First Quarter Report

January 31, 2011 (unaudited)
Portfolio of Investments (cont’d)

Prime Portfolio

	Face
	Amount	Value
	(000)	(000)

Repurchase Agreements (51.7%)
Barclays Capital, Inc., (0.20%, dated 1/31/11, due 2/1/11; proceeds $65,000; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 4.88% due 6/30/12; valued at $66,259)	65,000	65,000
Barclays Capital, Inc., (0.27%, dated 1/31/11, due 2/1/11; proceeds $150,001; fully collateralized by U.S. Government Obligations; U.S. Treasury Note 1.50% - 1.88% due 12/31/13 - 9/30/17; valued at $153,037)	150,000	150,000
Barclays Capital, Inc., (0.60%, dated 1/31/11, due 2/1/11; proceeds $140,002; fully collateralized by Convertible Preferred Stocks; Bunge Ltd.; Fifth Third Bancorp; and Convertible Bonds; Alliant Techsystems, Inc. 3.00% due 8/15/24; Amgen, Inc. 0.38% due 2/1/13; Chesapeake Energy Corp. 2.50% due 5/15/37; DR Horton, Inc. 2.00% due 5/15/14; Health Care REIT, Inc. 3.00% due 12/1/29; International Game Technology 3.25% due 5/1/14; Interpublic Group Cos., Inc. 4.25% due 3/15/23; L-3 Communications Corp. 3.00% due 8/1/35; National Retail Properties 5.13% due 6/15/28; Old Republic International Corp. 8.00% due 5/15/12; Tech Data Corp. 2.75% due 12/15/26; valued at $156,833)
	140,000	140,000
BNP U.S. Finance Corp., (0.22%, dated 1/31/11, due 2/1/11; proceeds $824,005; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.50% - 6.17% due 4/1/24 - 11/1/40; Federal National Mortgage Association 3.50% - 7.00% due 5/1/22 - 11/1/47; Government National Mortgage Association 3.45% - 6.45% due 1/20/26 - 1/15/44; valued at $849,071)	824,000	824,000
BNP U.S. Finance Corp., (0.32%, dated 1/31/11, due 2/1/11; proceeds $340,003; fully collateralized by Corporate Bonds; Aetna, Inc. 7.88% due 3/1/11; Anheuser-Busch InBev Worldwide, Inc. 5.00% due 4/15/20; Cadbury Schweppes 5.13% due 10/1/13; DIRECTV Holdings LLC 6.00% due 8/15/40; HCP, Inc. 5.38% - 6.70% due 1/30/18 - 2/1/21; Hospitality Properties Trust 5.63% due 3/15/17; Kraft Foods, Inc. 6.50% due 8/11/17; Lafarge SA 6.15% due 7/15/11; Petrobras International Finance Co. 5.75% due 1/20/20; Progress Energy, Inc. 7.10% due 3/1/11; Republic of South Africa 6.88% due 5/27/19; Safeway, Inc. 6.35% due 8/15/17; Sara Lee Corp. 2.75% - 4.10% due 9/15/15 - 9/15/20; Telecom Italia Capital SA 5.25% - 7.20% due 10/1/15 - 7/18/36; Time Warner Cable, Inc. 7.30% due 7/1/38; Vodafone Group PLC 5.35% due 2/27/12; Vornado Realty LP, Inc. 4.25% due 4/1/15; Yum! Brands, Inc. 8.88% due 4/15/11; valued at $357,063)
	340,000	340,000

2011 First Quarter Report

January 31, 2011 (unaudited)
Portfolio of Investments (cont’d)

Prime Portfolio

	Face
	Amount	Value
	(000)	(000)

BNP U.S. Finance Corp., (0.50%, dated 1/31/11, due 2/1/11; proceeds $100,001; fully collateralized by Corporate Bonds; American Axle & Manufacturing, Inc. 9.25% due 1/15/17; American Express Co. 6.80% due 9/1/66; American International Group, Inc. 6.25% due 3/15/87; Anadarko Petroleum Corp. 5.75% - 6.45% due 6/15/14 - 9/15/36; Host Hotels & Resorts, Inc. 6.38% due 3/15/15; Jarden Corp. 6.13% due 11/15/22; Kerr-McGee Corp. 6.88% due 9/15/11; Limited Brands, Inc. 6.95% due 3/1/33; Masco Corp. 6.13% due 10/3/16; Nextel Communications, Inc. 7.38% due 8/1/15; Republic of Colombia 10.75% due 1/15/13; Sirius XM Radio, Inc. 9.75% due 9/1/15; Sprint Capital Corp. 6.88% - 8.38% due 3/15/12 - 11/15/28; valued at $105,016)
	$100,000	$100,000
Citibank NA, (0.24%, dated 1/31/11, due 2/1/11; proceeds $125,001; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 4.00% - 6.00% due 8/1/17 - 1/1/41; Federal National Mortgage Association 3.50% - 7.00% due 8/1/20 - 1/1/41; valued at $128,750) (c)	125,000	125,000
Credit Agricole Indosuez, (0.22%, dated 1/31/11, due 2/1/11; proceeds $170,001; fully collateralized by a U.S. Government Obligation; U.S. Treasury Bill Zero Coupon due 1/12/12; valued at $173,000)	170,000	170,000

2011 First Quarter Report

January 31, 2011 (unaudited)
Portfolio of Investments (cont’d)

Prime Portfolio

	Face
	Amount	Value
	(000)	(000)

Credit Suisse First Boston, (0.35%, dated 1/31/11, due 2/1/11; proceeds $705,007; fully collateralized by Common Stocks; 1st Source Corp.; Abaxis, Inc.; Acacia Research Corp.; Acxiom Corp.; Advanced Energy Industries, Inc.; AEP Industries, Inc.; Alamo Group, Inc.; Alaska Air Group, Inc.; Albany International Corp.; Albemarle Corp.; Amag Pharmaceuticals, Inc.; Amdocs Ltd.; Amerco Inc.; American Safety Insurance Holdings Ltd.; Ameristar Casinos, Inc.; Amtech Systems, Inc.; Anaren, Inc.; Ann Taylor Stores Corp.; Arch Chemicals, Inc.; Arctic Cat, Inc.; Arden Group, Inc.; Arthrocare Corp.; Aspen Technology, Inc.; Associated Estates Realty Corp.; Astec Industries, Inc.; Atheros Communications, Inc.; Atlas Energy, Inc.; ATMI, Inc.; Avatar Holdings, Inc.; Avnet, Inc.; AZZ, Inc.; Barrick Gold Corp.; Beckman Coulter, Inc.; Bel Fuse, Inc.; Black Box Corp.; BlackRock, Inc.; Blyth, Inc.; Bob Evans Farms, Inc.; Bolt Technology Corp.; Brandywine Realty Trust; Brown Shoe Co., Inc.; Buckeye Technologies, Inc.; CACI International, Inc.; Calgon Carbon Corp.; Canadian National Railway Co.; Cascade Corp.; Cato Corp. (The); Chemical Financial Corp.; Cherokee, Inc.; Childrens Place Retail Stores, Inc.; China Yuchai International Ltd.; Churchill Downs, Inc.; Clarcor, Inc.; Clayton Williams Energy, Inc.; CNA Financial Corp.; CNH Global NV; Coca-Cola Bottling Co.; Coherent, Inc.; Coinstar, Inc.; Columbus Mckinnon Corp.; Comcast Corp.; CommonWealth REIT; Corvel Corp.; Credicorp Ltd.; Credit Acceptance Corp.; Crosstex Energy, LP; Crown Castle International Corp.; Cubic Corp.; Cubist Pharmaceuticals, Inc.; Cytec Industries, Inc.; Darling International, Inc.; Deluxe Corp.; Dillards, Inc.; Dionex Corp.; Dollar Thrifty Automotive Group, Inc.; Dril-Quip, Inc.; DXP Enterprises, Inc.; Dycom Industries, Inc.; Dynamex, Inc.; Dynamic Materials Corp.; East West Bancorp, Inc.; Electronics for Imaging, Inc.; EMS Technologies, Inc.; Encore Capital Group, Inc.; Ennis, Inc.; Equinix, Inc.; Esterline Technologies Corp.; Ezcorp, Inc.; Famous Dave’s of America, Inc.; FBL Financial Group, Inc.; Ferro Corp.; First Cash Financial Services, Inc.; First Financial Bankshares, Inc.; First Financial Corp.; First Potomac Realty Trust; Flushing Financial Corp.; FPIC Insurance Group, Inc.; Franklin Electric Co., Inc.; Fred’s, Inc.; G&K Services, Inc.; Genesee & Wyoming, Inc.; GeoResources, Inc.; Granite Construction, Inc.; Green Mountain Coffee Roasters, Inc.; Griffon Corp.; Guess?, Inc.; Gulfport Energy Corp.; Hallador Energy Co.; Hansen Natural Corp.; Hawaiian Electric Industries, Inc.; HCC Insurance Holdings, Inc.; Health Net, Inc.; Healthways, Inc.; Heico Corp.; Helen of Troy Ltd.; Hibbett Sports, Inc.; Hill-Rom Holdings, Inc.; Hi-Tech Pharmacal Co., Inc.; Home Properties, Inc.; Horace Mann Educators Corp.; Hospitality Properties Trust; Hub Group, Inc.; Hubbell, Inc.; Hurco Cos., Inc.; Idex Corp.; iGATE Corp.; II-Vi, Inc.; Ingram Micro, Inc.; Innospec, Inc.; Insight Enterprise, Inc.; Inter Parfums, Inc.; Interactive Intelligence, Inc.; Interface, Inc.; International Rectifier Corp.; International Shipholding Corp.; Intersections, Inc.; Intevac, Inc.; Itron, Inc.; Ixys Corp.; Jack Henry & Associates, Inc.; Jo-Ann Stores, Inc.; Kaydon Corp.; Kelly Services, Inc.; Kemet Corp.; Kendle International, Inc.; Kenneth Cole Productions, Inc.; Keynote Systems, Inc.; Kirby Corp.; Kronos Worldwide, Inc.; Ladish Co., Inc.; Layne Christensen Co.; Lecroy Corp.; Littelfuse, Inc.; Lubrizol Corp.; M/I Homes, Inc.; Magellan Health Services, Inc.; Main Street Capital Corp.; Maximus, Inc.; MBIA, Inc.; Metro Bancorp, Inc.; Michael Baker Corp.; Nationwide Health Properties, Inc.; NewAlliance Bancshares, Inc.; North Central Bancshares, Inc.; NV Energy, Inc.; NVE Corp.; Officemax, Inc.; Omega Healthcare Investors, Inc.; OYO Geospace Corp.; Packaging Corporation of America; Palomar Medical Technologies, Inc.; Pantry, Inc. (The); Perficient, Inc.; Pinnacle Entertainment, Inc.; Piper Jaffray Cos.; Primeenergy Corp.; Quest Software, Inc.; Radware; Rayonier, Inc.; Renaissance Learning, Inc.; Rex American Resources Corp.; Sauer-Danfoss, Inc.; Select Comfort Corp.; Senior Housing Properties Trust; Siga Technologies, Inc.; Southside Bancshares, Inc.; Stancorp Financial Group, Inc.; STMicroelectronics NV; Stoneridge, Inc.; Syntel, Inc.; Systemax, Inc.; TC Pipelines, LP; Teck Resources Ltd.; Tessera Technologies, Inc.; Tibco Software, Inc.; TNS, Inc.; Tower Bancorp, Inc.; Trueblue, Inc.; Ultimate Software Group, Inc.; Usana, Inc.; Vascular Solutions, Inc.; Vitran Corp, Inc.; Warnaco Group, Inc. (The); White Mountains Insurance Group Ltd.; Winthrop Realty Trust; World Fuel Services Corp.; WR Grace & Co.; Yamana Gold, Inc.; valued at $740,321)
	$705,000	$705,000
Deutsche Bank Securities, Inc., (0.22%, dated 1/31/11, due 2/1/11; proceeds $963,006; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 4.00% - 6.50% due 11/1/25 - 9/1/37; Federal National Mortgage Association 4.00% - 6.50% due 1/1/25 - 1/1/41; valued at $992,016)	963,000	963,000

2011 First Quarter Report

January 31, 2011 (unaudited)
Portfolio of Investments (cont’d)

Prime Portfolio

	Face
	Amount	Value
	(000)	(000)

Deutsche Bank Securities, Inc., (0.30%, dated 1/31/11, due 2/1/11; proceeds $80,001; fully collateralized by Corporate Bonds; AstraZeneca PLC 5.90% due 9/15/17; Deutsche Bank AG 2.38% due 1/11/13; Lloyds TSB Bank PLC 4.88% due 1/21/16; Mellon Capital IV 6.24% (d); Santander US Debt SA Unipersonal 3.72% due 1/20/15; Tesco PLC 5.50% due 11/15/17; valued at $83,990)	$80,000	$80,000
Deutsche Bank Securities, Inc., (0.33%, dated 1/31/11, due 2/1/11; proceeds $485,004; fully collateralized by Common Stocks; Acadia Realty Trust; Advanced Energy Industries, Inc.; Advisory Board Co.; Agnico Eagle Mines Ltd.; Agree Realty Corp.; Aircastle Ltd.; Alamo Group, Inc.; Alaska Air Group, Inc.; Alcon, Inc.; Alexanders, Inc.; Alico, Inc.; Allied Nevada Gold Corp.; Almost Family, Inc.; Alpha & Omega Semiconductor; Altra Holdings, Inc.; Amcol International Corp.; AMERCO; Ameresco, Inc.; American Capital Agency Corp.; American Greetings Corp.; American Safety Insurance Holdings, Inc.; American Woodmark Corp.; Amerisafe, Inc.; Amgen, Inc.; Ampco-Pittsburgh Corp.; Amtrust Financial Services; Anaren, Inc.; Apollo Commercial Real Estate Finance, Inc.; Apple, Inc.; Applied Industrial Technologies, Inc.; Approach Resources, Inc.; Arch Chemicals, Inc.; Arctic Cat, Inc.; Argo Group International Holdings Ltd.; Arrow Financial Corp.; Artio Global Investments, Inc.; Ascent Media Corp.; Associated Estates Realty Corp.; Astec Industries, Inc.; Atlantic Power Corp.; Atlantic Tele-Network, Inc.; ATMI, Inc.; Aveo Pharmaceuticals, Inc.; B & G Foods, Inc.; Baker Michael Corp.; Baldwin & Lyons, Inc.; Bancfirst Corp.; Bank of America Corp.; Bank of New York Mellon Corp.; Barrett Business Services, Inc.; Barrick Gold Corp.; Basic Energy Services, Inc.; Baytex Energy Corp.; BCE, Inc.; Bel Fuse, Inc.; Belden, Inc.; Benchmark Electronics, Inc.; Biglari Holdings, Inc.; Biomed Realty Trust, Inc.; Black Hills Corp.; Blount International, Inc.; Blue Coat Systems, Inc.; BOFL Holdings, Inc.; Bridge Bancorp, Inc.; Brinks Co.; Brooks Automation, Inc.; Brown Forman Corp.; Cabot Microelectronics Corp.; CAE, Inc.; Calamos Asset Management, Inc.; Cameco Corp.; Canadian National Railway Co.; Canadian Pacific Railway Ltd.; Cardtronics, Inc.; Cascade Corp.; Caseys General Stores, Inc.; Cash America International, Inc.; Cass Information Systems, Inc.; Catalyst Health Solutions, Inc.; Cato Corp.; CBS Corp.; CDI Corp.; Cenovus Energy, Inc.; Centene Corp.; Ceva, Inc.; Chatham Lodging Trust; Chemtura Corp.; Cherokee, Inc.; Chesapeake Lodging Trust; Churchill Downs, Inc.; Clarcor, Inc.; Clearwater Paper Corp.; Coca-Cola Bottling Co.; Cole Kenneth Productions, Inc.; Comcast Corp.; Commvault Systems, Inc.; Compellent Technologies, Inc.; Consolidated Graphics, Inc.; Cooper Tire & Rubber Co.; Corvel Corp.; CPI International, Inc.; Crexus Investment Corp.; CSG Systems International, Inc.; Cubic Corp.; Cyberonics, Inc.; DDI Corp.; Delta Apparel, Inc.; Demandtec, Inc.; DG Fastchannel, Inc.; Diamond Hill Investment Group; Dice Holdings, Inc.; Digi International, Inc.; Digimarc Corp.; Digitalglobe, Inc.; Dionex Corp.; Dolan Co.; Dorman Products, Inc.; DTS, Inc.; Ducommun, Inc.; Dycom Industries, Inc.; Dynamex, Inc.; Dynamic Materials Corp.; Dynex Cap, Inc.;

2011 First Quarter Report

January 31, 2011 (unaudited)
Portfolio of Investments (cont’d)

Prime Portfolio

Face
Amount	Value
(000)	(000)

     Eldorado Gold Corp.; Electro Rent Corp.; Electronics For Imaging, Inc.; Emcor Group, Inc.; Emergent Biosolutions, Inc.; Employers Holdings, Inc.; Emulex Corp.; Enbridge, Inc.; Energy Partners Ltd.; Energy XXI Ltd.; Ennis, Inc.; Equity Lifestyle Properties, Inc.; Esterline Technologies Corp.; Evercore Partners, Inc.; Farmer Brothers Co.; FEI Co.; Fifth Third Bancorp; First American Financial Corp.; First Cash Financial Services, Inc.; First Interstate BancSystem, Inc.; First Long IS Corp.; First Mercury Financial Corp.; Fisher Communication, Inc.; Foster LB Co.; Fox Chase Bancorp, Inc.; FPIC Insurance Group, Inc.; Franklin Electric Co, Inc.; Furiex Pharmaceuticals, Inc.; G & K Services, Inc.; Genesee & Wyo, Inc.; Genoptix, Inc.; Gentiva Health Services, Inc.; Getty Realty Corp.; Gladstone Commercial Corp.; Glatfelter; Global Defense Technology & System, Inc.; Global Indemnity PLC; Globe Specialty Metals, Inc.; Goldcorp, Inc.; Goldman Sachs Group, Inc.; Gordmans Stores, Inc.; Grace WR & Co.; Graham Packaging Co., Inc.; Grand Canyon Education, Inc.; Gulf Island Fabrication, Inc.; Hanger Orthopedic Group, Inc.; Haverty Furniture, Inc.; Healthspring, Inc.; Heartland Payment Systems, Inc.; Heico Corp.; Herley Industries, Inc.; Hexcel Corp.; HFF, Inc.; Hibbett Sports, Inc.; Hittite Microwave Co.; Home Bancshares, Inc.; Home Fed Bancorp, Inc.; Horace Mann Educators, Corp.; Hub Group, Inc.; Hudbay Minerals, Inc.; Hudson Pac Properties, Inc.; IDACORP, Inc.; IDT Corp.; IESI-BFC Ltd.; Intermec, Inc.; Intermune, Inc.; Invesco Mortgage Capital, Inc.; Investors Bancorp, Inc.; IPG Photonics Corp.; J&J Snack Foods Corp.; Jabil Circuit, Inc.; JPMorgan Chase & Co.; Kadant, Inc.; Kaydon Corp.; Kemet Corp.; Kendle International, Inc.; Kenexa Corp.; Kensey Nash Corp.; Keynote Systems, Inc.; Knology, Inc.; Kraton Performance Polymers, LLC; L-1 Identity Solutions, Inc.; Laclede Group, Inc.; Ladish, Inc.; Landauer, Inc.; Lennar Corp.; Liquidity Services, Inc.; Littelfuse, Inc.; Live Nation Entertainment, Inc.; LivePerson, Inc.; LoopNet, Inc.; Loral Space & Communications, Inc.; LyondellBasell Industries NV; M&F Worldwide Corp.; Mac-Gray Corp.; Manhattan Associations, Inc.; Marlin Business Services Corp.; Martek Biosciences Corp.; Marten Transport Ltd.; Mastec, Inc.; Maximus, Inc.; Maxlinear, Inc.; Medcath Corp.; Medicines Co. ; Merchants Bancshares, Inc.; Metals USA Holdings Corp.; MI Developments, Inc.; Microsoft Corp.; Microstrategy, Inc.; Miller Industries, Inc.; Mine Safety Appliances Co.; Minerals Technologies, Inc.; MIPS Technologies, Inc.; MKS Instrument, Inc.; Molina Healthcare, Inc.; Monarch Casino & Resort, Inc.; Monotype Imaging Holdings, Inc.; MOOG, Inc.; Morgan Stanley; Nacco Industries, Inc.; Nanometrics, Inc.; National Beverage Co.; National Cinemedia, Inc.; Navigators Group, Inc.; NCI Building Systems, Inc.; Nelnet, Inc.; Netsuite, Inc.; Neutral Tandem, Inc.; Newport Corp.; Noranda Aluminum Holdings Corp.; Nordion, Inc.; Nordson Corp.; North American Energy Partners, Inc.; Northwest Bancshares, Inc.; Northwestern Corp.; Oceanfirst Financial Corp.; Old National Bancorp; Omega Healthcare Investments, Inc.; OmniAmerican Bancorp, Inc.; One Liberty Properties, Inc.; Orbital Sciences Corp.; Oriental Financial Group, Inc. ; Oritani Financial Corp.; P.A.M. Transportation Services, Inc.; Panhandle Oil and Gas, Inc.; Pantry, Inc.;

2011 First Quarter Report

January 31, 2011 (unaudited)
Portfolio of Investments (cont’d)

Prime Portfolio

Face
Amount	Value
(000)	(000)

    Par Pharmaceutical Cos., Inc.; Penn West Pete Ltd.; Peoples Bancorp, Inc.; Pep Boys Manny Moe & Jack; PF Changs China Bistro, Inc.; Pharmerica Corp.; Piper Jaffray Companies, Inc.; Plantronics, Inc.; Polyone Corp.; Post Properties, Inc.; Potash Corp. of Saskatchewan, Inc.; Prestige Brands Holdings, Inc.; Providence Service Corp. ; PS Business Parks, Inc.; Quaker Chem Corp.; Quest Software, Inc.; Radiant Systems, Inc.; Redwood Trust, Inc.; Renaissance Learning, Inc.; Rentrak Corp.; Retail Ventures, Inc.; Rex American Resources Corp.; Richardson Electronics Ltd.; Rimage Corp.; Rochester Medical Corp.; Rockwood Holdings, Inc.; Rogers Corp.; Rollins, Inc.; Rosetta Stone, Inc.; RTI International Metals, Inc.; Rural/Metro Corp.; Ryland Group, Inc.; Safeguard Scientific, Inc.; Sapient Corp.; Sauer-Danfoss, Inc.; Schulman A, Inc.; Schweitzer-Mauduit International, Inc.; Seaboard Corp.; Sensient Technologies Corp.; Shaw Communications, Inc.; Shuffle Master, Inc.; Shutterfly, Inc.; Silvercorp Metals, Inc.; Smurfit-Stone Container Corp.; Snyders-Lance, Inc.; Solar Cap Ltd.; Solarwinds, Inc.; SPS Commerce, Inc.; SRA International, Inc.; Stamps Commerce, Inc.; Standard Motor Products, Inc.; Standex International Corp.; Starwood Property Trust, Inc.; Sterling Construction Co., Inc.; Stoneridge, Inc.; Suffolk Bancorp; Suncor Energy, Inc.; Sunstone Hotel Investments, Inc.; Superior Industries International, Inc.; Supertex, Inc.; Susser Holdings Corp.; Swift Energy Co.; Synovis Life Technologies, Inc.; Systemax, Inc.; Talisman Energy, Inc.; Team Health Holdings, Inc.; Teck Resources Ltd.; Tecumseh Products Co.; Telephone & Data System, Inc.; Telus Corp.; Terreno Realty Corp.; Territorial Bancorp, Inc.; Tessco Technologies, Inc.; Tessera Technologies, Inc.; Tetra Tech, Inc.; THL CR, Inc.; Tim Hortons, Inc.; Titan International, Inc.; TNS, Inc.; Todd Shipyards Corp.; TPC Group, Inc.; Transalta Corp.; TransCanada Corp.; Trimas Corp.; Tutor Perini Corp.; Twin Disc, Inc.; UIL Holdings Corp.; Ultratech, Inc.; UMH Properties, Inc.; Umpqua Holdings Corp.; Union First Market Bankshares Corp.; United Capital Corp.; United Fire & Cas Co.; United Rentals, Inc.; United States Lime & Minerals, Inc.; Universal American Corp.; Universal Electronics, Inc.; Universal Health Realty, Inc.; Universal Technical Institute, Inc.; Urstadt Biddle Properties; US Physical Therapy, Inc.; Viacom, Inc.; Viad Corp.; Viasystems Group, Inc.; Viewpoint Financial Group, Inc.; Virtus Investment Partners, Inc.; VSE Corp.; Wellcare Health Plan, Inc.; Westlake Chemical Corp.; Weyco Group, Inc.; WGL Holdings, Inc.; Whitney Holdings Corp.; Woodward Governor Co.; World Wrestling Entertainment, Inc.; Worthington Industries, Inc.; Xerium Technologies, Inc.; Young Innovations, Inc.; Zep, Inc.; Zoll Medical Corp.; Zygo Corp.; valued at $508,479)
$485,000	$485,000

2011 First Quarter Report

January 31, 2011 (unaudited)
Portfolio of Investments (cont’d)

Prime Portfolio

	Face
	Amount	Value
	(000)	(000)

Deutsche Bank Securities, Inc., (0.55%, dated 1/31/11, due 2/1/11; proceeds $160,002; fully collateralized by a Common Stock; Alcon, Inc.; and Convertible Bonds; 3M Co. Zero Coupon due 11/21/32; Amgen, Inc. Zero Coupon due 3/1/32; Cameron International Corp. 2.50% due 6/15/26; CMS Energy Corp. 2.88% due 12/1/24; Danaher Corp. Zero Coupon due 1/22/21; Fluor Corp. 1.50% due 2/15/24; Health Care REIT, Inc. 3.00% - 4.75% due 12/1/26 - 12/1/29; Host Hotels & Resorts, Inc. 3.25% due 4/15/24; Ingersoll-Rand Global Holdings Co. Ltd. 4.50% due 4/15/12; Interpublic Group Cos., Inc. 4.25% - 4.75% due 3/15/23; Jefferies Group, Inc. 3.88% due 11/1/29; L-3 Communications Corp. 3.00% due 8/1/35; Medtronic, Inc. 1.63% due 4/15/13; National Retail Properties 3.95% - 5.13% due 9/15/26 - 6/15/28; Old Republic International Corp. 8.00% due 5/15/12; Omnicare, Inc. 3.75% due 12/15/25; Omnicom Group, Inc. Zero Coupon due 7/1/38; Roper Industries, Inc. Zero Coupon due 1/15/34; Sotheby’s 3.13% due 6/15/13; Stewart Enterprises, Inc. 3.13% - 3.38% due 7/15/14 - 7/15/16; Teva Pharmaceutical Finance Co., LLC 0.25% due 2/1/26; United States Steel Corp. 4.00% due 5/15/14; Ventas, Inc. 3.88% due 11/15/11; Wyndham Worldwide Corp. 3.50% due 5/1/12; and a Convertible Preferred Stock; Bunge Ltd.; valued at $179,005)
	$160,000	$160,000
Goldman Sachs & Co., (0.22%, dated 1/31/11, due 2/1/11; proceeds $127,282; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 4.98% due 5/1/38; Federal National Mortgage Association 2.24% - 5.90% due 6/1/35 - 6/1/40; valued at $131,138)	127,281	127,281
ING Funding LLC, (0.22%, dated 1/31/11, due 2/1/11; proceeds $500,003; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 4.50% - 6.50% due 12/1/14 - 1/1/48; valued at $515,001)	500,000	500,000

2011 First Quarter Report

January 31, 2011 (unaudited)
Portfolio of Investments (cont’d)

Prime Portfolio

	Face
	Amount	Value
	(000)	(000)

JPMorgan Chase & Co., (0.40%, dated 1/31/11, due 2/1/11; proceeds $690,008; fully collateralized by Common Stocks; 3D Systems Corp.; Acme Packet, Inc.; Aetna, Inc.; Alcon, Inc.; Amdocs Ltd.; AmerisourceBergen Corp.; Anadarko Petroleum Corp.; Ascena Retail Group, Inc.; AutoChina International Ltd.; Bank of America Corp.; Barrick Gold Corp.; Baxter International, Inc.; Baytex Energy Corp.; Bucyrus International, Inc.; Canadian Natural Resources Ltd.; Capital One Financial Corp.; Charles Schwab Corp. (The); CIT Group, Inc.; ConocoPhillips; CPI International, Inc.; Crocs, Inc.; DemandTec, Inc.; Discovery Communications, Inc.; Edison International; Federal Mogul Corp.; Genomic Health, Inc.; Genzyme Corp.; Global Power Equipment Group, Inc.; Goldcorp, Inc.; Hartford Financial Services Group, Inc.; Haynes International, Inc.; Hughes Communications, Inc.; IAC/InteractiveCorp.; Interactive Brokers Group; International Paper Co.; Interval Leisure Group; James River Coal Co.; JPMorgan Chase & Co.; Kinross Gold Corp.; Lennar Corp.; Liberty Media Corp. - Interactive; Loral Space & Communications, Inc.; LyondellBasell Industries NV; Madison Square Garden,Inc.; McAfee, Inc.; Medtronic, Inc.; Merck & Co., Inc.; MGM Resorts International; Microstrategy, Inc.; Monolithic Power Systems, Inc.; Morgan Stanley; Northwest Bancshares, Inc.; OptionsXpress Holdings, Inc.; Peabody Energy Corp.; Penn West Petroleum Ltd.; Pfizer, Inc.; PNC Financial Services Group Inc.; Potash Corp. of Saskatchewan, Inc.; Potlatch Corp.; Praxair, Inc.; Procter & Gamble Co.; QUALCOMM, Inc.; Red Robin Gourmet Burgers, Inc.; SAVVIS, Inc.; Sherwin-Williams Co. (The); Silicon Graphics International Corp.; Silver Wheaton Corp.; Southern Co.; St. Jude Medical, Inc.; Suncor Energy, Inc.; Sunoco, Inc.; Talecris Biotherapeutics; Targacept, Inc.; Toreador Resources Corp.; Transocean Ltd.; Twin Disc, Inc.; Ultratech, Inc.; Verigy Ltd.; WebMD Health Corp.; Wellpoint, Inc.; Westport Innovations, Inc.; Yamana Gold, Inc.; valued at $724,570)
	$690,000	$690,000
RBC Capital Markets Corp., (0.21%, dated 1/31/11, due 2/1/11; proceeds $430,003; fully collateralized by U.S. Government Obligations; U.S. Treasury Bills Zero Coupon due 6/2/11 - 7/14/11; valued at $439,100)	430,000	430,000
RBC Capital Markets Corp., (0.22%, dated 1/31/11, due 2/1/11; proceeds $150,001; fully collateralized by U.S. Government Agencies; Government National Mortgage Association 4.00% due 8/20/40 - 9/15/40; valued at $154,710)	150,000	150,000
RBC Capital Markets Corp., (0.32%, dated 1/31/11, due 2/1/11; proceeds $120,001; fully collateralized by Commercial Papers; Anglesea Funding PLC Zero Coupon due 2/7/11; Atlantic Asset Securities, Inc. Zero Coupon due 2/9/11; Beethoven Funding Corp. Zero Coupon due 2/9/11; Falcon Asset SEC Co., LLC Zero Coupon due 2/18/11 - 3/25/11; FCAR Owner Trust Zero Coupon due 3/1/11; Gemini Securities Corp. Zero Coupon due 2/23/11; Golden Funding Corp. Zero Coupon due 2/28/11; Old Line Funding LLC Zero Coupon due 2/24/11; Salisbury Recreation Co., LLC Zero Coupon due 3/14/11; Societe Generale N.A., Inc. Zero Coupon due 4/15/11; White Point Funding, Inc. Zero Coupon due 2/3/11; valued at $125,963)
	120,000	120,000
RBS Securities, Inc., (0.24%, dated 1/31/11, due 2/1/11; proceeds $150,001; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.00% - 8.00% due 7/1/11 - 2/1/41; valued at $154,502)	150,000	150,000
Societe Generale, N.A., Inc., (0.22%, dated 1/31/11, due 2/1/11; proceeds $1,700,010; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 2.89% - 5.50% due 1/1/19 - 12/1/40; Federal National Mortgage Association 3.50% - 5.50% due 1/1/26 - 10/1/40; Government National Mortgage Association 4.50% due 5/15/40; valued at $1,752,854)	1,700,000	1,700,000

2011 First Quarter Report

January 31, 2011 (unaudited)
Portfolio of Investments (cont’d)

Prime Portfolio

	Face
	Amount	Value
	(000)	(000)

Societe Generale, N.A., Inc., (0.24%, dated 1/31/11, due 2/1/11; proceeds $400,003; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 4.75% due 11/19/12; and a U.S. Government Obligation; U.S. Treasury Note 1.25% due 10/31/15; valued at $407,876)	$400,000	$400,000

Total Repurchase Agreements (Cost $8,574,281)		8,574,281

Total Investments (100.0%) (Cost $16,577,908)		16,577,908

Liabilities in Excess of Other Assets (0.0%)		(1,627)

Net Assets (100.0%)		$16,576,281

(a)	The rates shown are the effective yields at the date of purchase.

(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)	Citibank NA, Repurchase Agreement, is an affiliate of the Investment Adviser, Administrator and Distributor.

(d)	Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest shown is the rate in effect at January 31, 2011.

REIT	Real Estate Investment Trust

2011 First Quarter Report

January 31, 2011 (unaudited)
Portfolio of Investments (cont’d)

Prime Portfolio
Fair Value Measurement Information:
The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2011. (See Notes to the Portfolios of Investments for further information regarding fair value measurement.)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)

Assets:
Certificates of Deposit	$—	$1,347,000	$—	$1,347,000
Commercial Paper	—	3,768,627	—	3,768,627
Floating Rate Notes - Corporate	—	2,888,000	—	2,888,000
Repurchase Agreements	—	8,574,281	—	8,574,281

Total Assets	$—	$16,577,908	$—	$16,577,908

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the Levels as of the end of the period. As of January 31, 2011 the Portfolio did not have any significant investments transfer between valuation levels.

2011 First Quarter Report

January 31, 2011 (unaudited)
Portfolio of Investments

Government Portfolio

	Face
	Amount	Value
	(000)	(000)

U.S. Agency Securities (39.3%)
Federal Farm Credit Bank,
0.16%, 6/25/12 (a)	$45,000	$44,927
0.24%, 11/2/11 (a)	35,000	35,000
Federal Home Loan Bank,
0.17%, 8/1/11 (a)	73,000	72,989
0.18%, 8/26/11 (a)	71,000	70,980
0.20%, 4/20/11 — 8/1/11	245,000	244,977
0.20%, 4/27/11 (b)	16,195	16,187
0.20%, 5/26/11 — 9/12/11 (a)	103,000	102,971
0.21%, 5/25/11 (a)	35,000	35,000
0.23%, 1/26/12 (a)	75,000	74,978
0.24%, 2/1/11	58,000	58,000
0.27%, 10/13/11 (a)	152,000	152,040
0.30%, 12/15/11 (a)	75,000	75,000
0.30%, 11/16/11	37,000	37,005
0.31%, 4/1/11	93,000	93,016
0.34%, 5/3/11 — 11/15/11	136,500	136,499
0.35%, 4/1/11 — 4/27/11	91,200	91,220
0.38%, 3/18/11	25,000	25,005
0.42%, 2/1/11	50,000	50,000
0.50%, 12/30/11	43,500	43,500
0.70%, 4/18/11	50,000	50,046
0.75%, 3/25/11	75,000	75,059
1.38%, 5/16/11	94,000	94,312
Federal Home Loan Mortgage Corporation,
0.20%, 7/25/11 (b)	70,000	69,932
0.21%, 12/21/11 — 12/29/11 (a)	224,000	223,898
0.22%, 8/5/11 (a)	28,000	28,011
0.23%, 5/25/11 (b)	63,900	63,854
0.24%, 7/26/11 (b)	35,000	34,959
0.26%, 10/26/11 (a)	60,000	59,982
1.13%, 6/1/11	48,870	49,013
5.13%, 4/18/11	73,000	73,750
Federal National Mortgage Association,
0.17%, 8/11/11 (a)	75,000	74,980
0.20%, 4/27/11 (b)	60,000	59,972
0.21%, 8/1/11 (b)	100,000	99,894
0.22%, 2/1/11	113,000	113,000
0.23%, 3/1/11 (b)	150,000	149,973
0.43%, 7/11/11 (b)	81,500	81,348
3.38%, 5/19/11	33,000	33,298
6.00%, 5/15/11	87,000	88,405

Total U.S. Agency Securities (Cost $2,982,980)		2,982,980

U.S. Treasury Securities (1.1%)
U.S. Treasury Bill 0.20%, 5/26/11 (c)	42,250	42,224
U.S. Treasury Note 1.13%, 12/15/11	43,000	43,297

Total U.S. Treasury Securities (Cost $85,521)		85,521

2011 First Quarter Report

January 31, 2011 (unaudited)
Portfolio of Investments (cont’d)

Government Portfolio

	Face
	Amount	Value
	(000)	(000)

Repurchase Agreements (60.2%)
Barclays Capital, Inc., (0.27%, dated 1/31/11, due 2/1/11; proceeds $50,000; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 1.75% due 11/15/11; valued at $50,987)	$50,000	$50,000
BNP U.S. Finance Corp., (0.22%, dated 1/31/11, due 2/1/11; proceeds $1,275,008; fully collateralized by U.S. Government Agencies; Government National Mortgage Association 2.63% - 5.50% due 12/20/33 - 8/20/40; Federal Home Loan Mortgage Corporation 3.07% - 5.50% due 7/1/25 - 2/1/41; Federal National Mortgage Association 2.90% - 7.00% due 6/1/23 - 11/1/47; valued at $1,313,234)	1,275,000	1,275,000
Citibank NA, (0.24%, dated 1/31/11, due 2/1/11; proceeds $200,001; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 4.00% - 6.00% due 9/1/17 - 1/1/41; Federal National Mortgage Association 3.50% - 6.50% due 12/1/17 - 2/1/48; valued at $206,000) (d)	200,000	200,000
Credit Agricole Indosuez, (0.22%, dated 1/31/11, due 2/1/11; proceeds $50,000; fully collateralized by a U.S. Government Obligation; U.S. Treasury Bill Zero Coupon due 1/12/12; valued at $51,000)	50,000	50,000
Deutsche Bank Securities, Inc., (0.18%, dated 1/13/11, due 2/3/11; proceeds $75,008; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 5.68% due 2/1/37; Federal National Mortgage Association 4.00% - 7.00% due 11/1/23 - 12/1/38; valued at $77,250)	75,000	75,000
Deutsche Bank Securities, Inc., (0.20%, dated 1/25/11, due 2/24/11; proceeds $75,013; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 2.61% - 7.00% due 8/1/30 - 10/1/47; valued at $77,250)	75,000	75,000
Deutsche Bank Securities, Inc., (0.20%, dated 1/28/11, due 2/11/11; proceeds $75,006; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 4.90% - 5.79% due 4/1/35 - 8/1/36; Federal National Mortgage Association 4.00% - 7.00% due 7/1/36 - 11/1/47; valued at $77,250)	75,000	75,000
Deutsche Bank Securities, Inc., (0.21%, dated 1/26/11, due 2/9/11; proceeds $100,008; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 5.84% due 5/1/36; Federal National Mortgage Association 2.90% - 7.00% due 7/1/18 - 5/1/42; valued at $103,000)	100,000	100,000
Deutsche Bank Securities, Inc., (0.22%, dated 1/31/11, due 2/1/11; proceeds $700,004; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 6.50% due 10/1/39; valued at $721,489)	700,000	700,000
Goldman Sachs & Co., (0.22%, dated 1/31/11, due 2/1/11; proceeds $200,986; fully collateralized by U.S. Government Agencies; Government National Mortgage Association 3.00% due 8/20/40; Federal Home Loan Mortgage Corporation 3.50% - 8.50% due 2/1/12 - 12/1/40; Federal National Mortgage Association 2.51% - 10.00% due 9/1/13 - 5/1/48; valued at $206,985)	200,985	200,985

2011 First Quarter Report

January 31, 2011 (unaudited)
Portfolio of Investments (cont’d)

Government Portfolio

	Face
	Amount	Value
	(000)	(000)

Goldman Sachs & Co., (0.22%, dated 1/31/11, due 2/7/11; proceeds $150,006; fully collateralized by U.S. Government Agencies; Government National Mortgage Association 4.50% - 5.50% due 6/20/36 - 10/20/40; valued at $154,372)	$150,000	$150,000
HSBC Securities Corp., (0.22%, dated 1/31/11, due 2/1/11; proceeds $200,001; fully collateralized by U.S. Government Agencies; Government National Mortgage Association 4.00% - 7.00% due 7/20/29 - 10/15/40; Federal Home Loan Mortgage Corporation 4.00% - 6.00% due 3/1/23 - 8/1/40; Federal National Mortgage Association 4.00% - 6.50% due 4/1/23 - 10/1/40; valued at $206,002)	200,000	200,000
ING Financial LLC, (0.22%, dated 1/31/11, due 2/1/11; proceeds $170,001; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 4.50% - 5.00% due 3/1/40 - 9/1/40; valued at $175,104)	170,000	170,000
RBS Securities, Inc., (0.24%, dated 1/31/11, due 2/1/11; proceeds $350,002; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.00% - 9.50% due 9/1/11 - 8/1/47; Federal National Mortgage Association 6.00% due 2/1/38; valued at $360,504)	350,000	350,000
Societe Generale N.A., Inc., (0.22%, dated 1/31/11, due 2/1/11; proceeds $800,005; fully collateralized by U.S. Government Obligations; U.S. Treasury Note Zero Coupon - 3.50% due 5/15/12 - 11/15/29; valued at $816,279)	800,000	800,000
UBS Securities LLC, (0.23%, dated 1/31/11, due 2/1/11; proceeds $100,001; fully collateralized by U.S. Government Agencies; Government National Mortgage Association 6.00% due 9/15/38 - 10/15/38; Federal National Mortgage Association 4.00% due 1/1/26; valued at $103,000)	100,000	100,000

Total Repurchase Agreements (Cost $4,570,985)		4,570,985

Total Investments (100.6%) (Cost $7,639,486)		7,639,486

Liabilities in Excess of Other Assets (-0.6%)		(46,890)

Net Assets (100.0%)		$7,592,596

(a)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on January 31, 2011.

(b)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

(c)	Rate shown is the yield to maturity at January 31, 2011.

(d)	Citibank NA, Repurchase Agreement, is an affiliate of the Investment Adviser, Administrator and Distributor.

2011 First Quarter Report

January 31, 2011 (unaudited)
Portfolio of Investments (cont’d)
Government Portfolio
Fair Value Measurement Information:
The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2011. (See Notes to the Portfolios of Investments for further information regarding fair value measurement.)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)

Assets:
U.S. Agency Securities	$—	$2,982,980	$—	$2,982,980
U.S. Treasury Securities	—	85,521	—	85,521
Repurchase Agreements	—	4,570,985	—	4,570,985

Total Assets	$—	$7,639,486	$—	$7,639,486

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the Levels as of the end of the period. As of January 31, 2011 the Portfolio did not have any significant investments transfer between valuation levels.

2011 First Quarter Report

January 31, 2011 (unaudited)
Portfolio of Investments
Government Securities Portfolio

	Face
	Amount	Value
	(000)	(000)

U.S. Agency Securities (88.0%)
Federal Farm Credit Bank,
0.16%, 6/25/12 (a)	$4,000	$3,994
0.19%, 12/14/11 (a)	1,500	1,498
0.21%, 12/8/11 — 12/30/11 (a)	15,375	15,365
0.24%, 11/2/11 (a)	5,000	5,000
0.26%, 3/28/11 (a)	10,000	10,000
0.30%, 9/15/11 (a)	13,125	13,128
0.39%, 3/19/12 (a)	4,790	4,794
3.00%, 3/3/11	4,650	4,661
Federal Home Loan Bank,
0.10%, 2/1/11 (b)	114,820	114,820
0.12%, 2/1/11 (b)	50,000	50,000
0.14%, 2/4/11 (b)	25,000	25,000
0.15%, 2/11/11 (b)	3,100	3,100
0.16%, 2/11/11 — 3/4/11 (b)	26,844	26,842
0.16%, 7/15/11 (a)	9,000	8,997
0.17%, 2/23/11 (b)	9,891	9,890
0.17%, 7/25/11 — 8/1/11 (a)	23,400	23,393
0.18%, 8/26/11 (a)	7,500	7,498
0.19%, 2/2/11 (b)	10,000	10,000
0.20%, 4/27/11 (b)	5,000	4,998
0.20%, 5/26/11 — 9/12/11 (a)	29,000	28,991
0.20%, 5/27/11 — 7/25/11	10,000	9,998
0.22%, 2/3/11 (b)	2,350	2,350
0.23%, 1/26/12 (a)	7,000	6,998
0.25%, 2/25/11	3,840	3,840
0.27%, 10/13/11 (a)	6,000	6,002
0.30%, 11/16/11	4,000	4,000
0.30%, 12/15/11 (a)	6,000	6,000
0.31%, 4/1/11	10,000	10,002
0.34%, 11/15/11	5,000	5,000
0.35%, 4/27/11	6,000	6,001
0.42%, 2/1/11	7,000	7,000
0.43%, 2/22/11	4,000	4,001
0.50%, 12/30/11	5,000	5,000
0.70%, 4/18/11	6,000	6,006
0.84%, 3/30/11	5,580	5,586
0.95%, 2/3/11	11,415	11,415
1.13%, 6/3/11	3,930	3,942
1.63%, 3/16/11	24,685	24,728
4.63%, 2/18/11	10,000	10,021

Total U.S. Agency Securities (Cost $509,859)		509,859

U.S. Treasury Securities (16.0%)
U.S. Treasury Bills,
0.16%, 3/17/11 (c)	6,000	5,999
0.17%, 3/3/11 (c)	4,300	4,299
0.19%, 6/16/11 (c)	9,400	9,393
0.20%, 5/26/11 (c)	4,000	3,998

2011 First Quarter Report

January 31, 2011 (unaudited)
Portfolio of Investments (cont’d)
Government Securities Portfolio

	Face
	Amount	Value
	(000)	(000)

U.S. Treasury Notes,
0.88%, 3/31/11	$15,000	$15,017
1.00%, 9/30/11	5,500	5,526
1.13%, 12/15/11	5,000	5,035
4.75%, 3/31/11	19,275	19,415
5.00%, 2/15/11	23,995	24,039

Total U.S. Treasury Securities (Cost $92,721)		92,721

Total Investments (104.0%) (Cost $602,580)		602,580

Liabilities in Excess of Other Assets (-4.0%)		(23,111)

Net Assets (100.0%)		$579,469

(a)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on January 31, 2011.

(b)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

(c)	Rate shown is the yield to maturity at January 31, 2011.

2011 First Quarter Report

January 31, 2011 (unaudited)
Portfolio of Investments (cont’d)
Government Securities Portfolio
Fair Value Measurement Information:
The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2011. (See Notes to the Portfolios of Investments for further information regarding fair value measurement.)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)

Assets:
U.S. Agency Securities	$—	$509,859	$—	$509,859
U.S. Treasury Securities	—	92,721	—	92,721

Total Assets	$—	$602,580	$—	$602,580

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the Levels as of the end of the period. As of January 31, 2011 the Portfolio did not have any significant investments transfer between valuation levels.

2011 First Quarter Report

January 31, 2011 (unaudited)
Portfolio of Investments
Treasury Portfolio

	Face
	Amount	Value
	(000)	(000)

U.S. Treasury Securities (26.8%)
U.S. Treasury Bills,
0.19%, 3/31/11 — 7/28/11 (a)	$168,000	$167,906
0.20%, 5/26/11 (a)	50,000	49,969
0.23%, 10/20/11 (a)	49,000	48,919
0.26%, 2/10/11 (a)	23,750	23,749
U.S. Treasury Notes,
0.88%, 5/31/11	49,000	49,094
1.00%, 7/31/11 — 9/30/11	256,000	257,115
1.13%, 6/30/11 — 12/15/11	130,000	130,604
4.50%, 2/28/11 — 9/30/11	122,065	123,660
4.63%, 10/31/11	46,000	47,486
4.75%, 3/31/11	146,515	147,574
4.88%, 4/30/11 — 5/31/11	169,000	171,188
5.00%, 2/15/11	49,000	49,089
5.13%, 6/30/11	73,500	74,968

Total U.S. Treasury Securities (Cost $1,341,321)		1,341,321

Repurchase Agreements (73.0%)
Barclay Capital, Inc., (0.21%, dated 1/31/11, due 2/1/11; proceeds $105,976; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 2.75% due 2/15/19; valued at $108,363)	105,975	105,975
BNP U.S. Finance Corp., (0.21%, dated 1/31/11, due 2/1/11; proceeds $1,000,006; fully collateralized by U.S. Government Obligations; U.S. Treasury Bill Zero Coupon due 11/17/11; U.S. Treasury Note 0.50% - 4.88% due 1/31/12 - 2/15/17; valued at $1,020,547)	1,000,000	1,000,000
Credit Agricole Indosuez, (0.22%, dated 1/31/11, due 2/1/11; proceeds $185,001; fully collateralized by U.S. Government Obligations; U.S. Treasury Bill Zero Coupon due 7/21/11; U.S. Treasury Note 2.13% due 12/31/15; valued at $188,721)	185,000	185,000
Credit Suisse First Boston, (0.17%, dated 1/24/11, due 2/23/11; proceeds $75,011; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 1.75% due 7/31/15; valued at $76,503)	75,000	75,000
Credit Suisse First Boston, (0.17%, dated 1/28/11, due 2/28/11; proceeds $50,007; fully collateralized by a U.S. Government Obligation; U.S. Treasury Bond 4.38% due 11/15/39; valued at $51,001)	50,000	50,000
Credit Suisse First Boston, (0.21%, dated 1/31/11, due 2/1/11; proceeds $125,001; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 1.00% due 12/31/11; valued at $127,504)	125,000	125,000
Credit Suisse First Boston, (0.22%, dated 1/31/11, due 2/1/11; proceeds $150,001; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 0.63% due 7/31/12; valued at $153,003)	150,000	150,000
Deutsche Bank Securities, Inc., (0.21%, dated 1/31/11, due 2/1/11; proceeds $312,002; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 0.50% due 11/15/13; valued at $318,342)	312,000	312,000
HSBC Bank USA, N.A., (0.21%, dated 1/31/11, due 2/1/11; proceeds $200,001; fully collateralized by U.S. Government Obligations; U.S. Treasury Bond 4.50% due 2/15/36; U.S. Treasury Note 4.13% due 8/31/12; valued at $204,001)	200,000	200,000

2011 First Quarter Report

January 31, 2011 (unaudited)
Portfolio of Investments (cont’d)
Treasury Portfolio

	Face
	Amount	Value
	(000)	(000)

Merrill Lynch & Co., Inc., (0.21%, dated 1/31/11, due 2/1/11; proceeds $190,001; fully collateralized by U.S. Government Obligations; U.S. Treasury Bill Zero Coupon due 6/9/11; U.S. Treasury Note 3.25% due 12/31/16; valued at $193,808)	$190,000	$190,000
RBS Securities, Inc., (0.21%, dated 1/31/11, due 2/1/11; proceeds $500,003; fully collateralized by U.S. Government Obligations; U.S. Treasury Bond 4.25% due 5/15/39; U.S. Treasury Note 1.00% - 5.13% due 10/31/11 - 5/15/16; valued at $510,006)	500,000	500,000
Societe Generale, N.A., Inc., (0.21%, dated 1/31/11, due 2/1/11; proceeds $750,004; fully collateralized by U.S. Government Obligations; U.S. Treasury Bond 7.63% due 2/15/25; U.S. Treasury Note 0.88% - 4.75% due 4/30/11 - 1/15/20; valued at $764,692)	750,000	750,000

Total Repurchase Agreements (Cost $3,642,975)		3,642,975

Total Investments (99.8%) (Cost $4,984,296)		4,984,296

Other Assets in Excess of Liabilities (0.2%)		8,759

Net Assets (100.0%)		$4,993,055

(a)	Rate shown is the yield to maturity at January 31, 2011.

2011 First Quarter Report

January 31, 2011 (unaudited)
Portfolio of Investments (cont’d)
Treasury Portfolio
Fair Value Measurement Information:
The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2011. (See Notes to the Portfolios of Investments for further information regarding fair value measurement.)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)

Assets:
U.S. Treasury Securities	$—	$1,341,321	$—	$1,341,321
Repurchase Agreements	—	3,642,975	—	3,642,975

Total Assets	$—	$4,984,296	$—	$4,984,296

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the Levels as of the end of the period. As of January 31, 2011 the Portfolio did not have any significant investments transfer between valuation levels.

2011 First Quarter Report

January 31, 2011 (unaudited)
Portfolio of Investments
Treasury Securities Portfolio

	Face
	Amount	Value
	(000)	(000)

U.S. Treasury Securities (99.5%)
U.S. Treasury Bills,
0.13%, 2/10/11 (a)	$1,030	$1,030
0.14%, 2/10/11 (a)	1,500	1,500
0.15%, 3/24/11 (a)	1,500	1,500
0.16%, 2/17/11 — 3/24/11 (a)	4,915	4,915
0.19%, 3/31/11 — 7/28/11 (a)	1,000	999
0.20%, 5/26/11 (a)	750	749
0.21%, 6/2/11 (a)	530	530
0.26%, 2/10/11 (a)	250	250
U.S. Treasury Notes,
0.88%, 2/28/11 — 3/31/11	1,500	1,501
1.13%, 6/30/11	500	502
4.50%, 2/28/11	435	436
4.75%, 3/31/11	2,885	2,906
4.88%, 4/30/11 — 5/31/11	1,115	1,129
5.00%, 2/15/11	1,005	1,007

Total Investments (99.5%) (Cost $18,954)		18,954

Other Assets in Excess of Liabilities (0.5%)		102

Net Assets (100.0%)		$19,056

(a)	Rate shown is the yield to maturity at January 31, 2011.

2011 First Quarter Report

January 31, 2011 (unaudited)
Portfolio of Investments
Treasury Securities Portfolio (cont’d)
Fair Value Measurement Information:
The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2011. (See Notes to the Portfolios of Investments for further information regarding fair value measurement.)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)

Assets:
U.S. Treasury Securities	$—	$18,954	$—	$18,954

Total Assets	$—	$18,954	$—	$18,954

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the Levels as of the end of the period. As of January 31, 2011 the Portfolio did not have any significant investments transfer between valuation levels.

2011 First Quarter Report

January 31, 2011 (unaudited)
Portfolio of Investments
Tax-Exempt Portfolio

	Face
	Amount	Value
	(000)	(000)

Tax-Exempt Instruments (100.0%)

Commercial Paper (a) (7.5%)
Harris County Cultural Education Facilities Finance Corporation, TX, Methodist Hospital System Ser 2009 C-1
0.35%, 6/15/11	$2,500	$2,500
0.37%, 4/7/11 — 8/4/11	34,900	34,900
Lincoln, NE, Lincoln Electric System Ser 1995 0.27%, 2/24/11	15,000	15,000
Michigan Hospital Finance Authority, Trinity Health Credit Group Ser 2008 C 0.28%, 2/17/11	30,000	30,000
Montgomery County, MD, 2010 Ser B BANs 0.33%, 2/11/11	10,000	10,000
Nebraska Public Power District, Ser A Notes 0.27%, 2/24/11	15,000	15,000
Rochester, MN, Health Care Facilities Mayo Foundation Ser 2000 B 0.34%, 3/22/11	10,000	10,000
Texas Municipal Power Agency, Ser 2005 A 0.35%, 2/4/11	15,000	15,000
University of Michigan Regents, General Ser 2009 B 0.27%, 2/8/11	19,000	19,000

		151,400

Daily Variable Rate Bonds (7.0%)
Columbia, SC, Waterworks & Sewer System Ser 2009 0.23%, 2/1/38	13,320	13,320
Harris County Cultural Education Facilities Financing Corporation, TX, Methodist Hospital System Ser 2008 C-1 0.25%, 12/1/24	23,300	23,300
Harris County Health Facilities Development Corporation, TX, Methodist Hospital System Ser 2008 A-2 0.25%, 12/1/41	15,700	15,700
New York City, NY, Fiscal 2008 Ser J Subser J-3 0.23%, 8/1/23	30,000	30,000
Sevier County Public Building Authority, TN, Local Government Public Improvement Ser VI-A-1 0.30%, 6/1/29	19,800	19,800
University of Michigan Regents, General Ser 2008 A 0.25%, 4/1/38	18,650	18,650
Weber County, UT, IHC Health Services Inc Ser 2000C 0.27%, 2/15/35	20,000	20,000

		140,770

Municipal Bonds & Notes (2.1%)
Georgia Municipal Gas Authority, Gas Portfolio III 2010 Ser I 2.00%, 5/17/11	5,500	5,521
Michigan, Fiscal 2011 Ser A 2.00%, 9/30/11	7,590	7,668
Texas, Ser 2010 TRANs 2.00%, 8/31/11	30,000	30,282

		43,471

2011 First Quarter Report

January 31, 2011 (unaudited)
Portfolio of Investments (cont’d)
Tax-Exempt Portfolio

	Face
	Amount	Value
	(000)	(000)

Put Option Bonds (6.1%)
Fairfax County Industrial Development Authority, VA, Inova Health System Window Ser 2020 A-1 0.41%, 5/15/39 (b)	$4,000	$4,000
J P Morgan Chase & Co, TX, Texas Ser 2010 TRANs PUTTERs Ser 3813 0.31%, 8/31/11 (b)(c)	21,000	21,000
Massachusetts Bay Transportation Authority, Senior Sales Tax Window Ser 2010 A 0.38%, 7/1/30 (b)	4,500	4,500
Michigan Hospital Finance Authority, Ascension Health Senior Credit Group Window Ser 2010 F-8 0.38%, 11/15/49 (b)	10,000	10,000
New York Liberty Development Corporation, NY, Recovery Zone 3 World Trade Center Ser 2010 A-1 0.42%, 12/1/50 (b)	14,500	14,500
New York Liberty Development Corporation, NY, World Trade Center Ser 2009 A-2 0.35%, 12/1/49 (b)	50,000	50,000
Norfolk Economic Development Authority, VA, Sentara Healthcare Window
Ser 2010 B
0.41%, 11/1/34 (b)	3,000	3,000
Ser 2010 C
0.41%, 11/1/34 (b)	3,000	3,000
Palm Beach County Solid Waste Authority, FL, Improvement Ser 2010 1.00%, 10/1/31 (b)	13,500	13,581

		123,581

Weekly Variable Rate Bonds (77.3%)
Arizona Health Facilities Authority, Banner Health Ser 2008 D ROCs II-R Ser 11687 0.37%, 7/1/25 (c)	1,600	1,600
Austin Trust, AZ, Arizona Health Facilities Authority Banner Health Ser 2008 A Custody Receipts Ser 2008-1097 0.36%, 1/1/35	1,072	1,072
Austin Trust, NC, Charlotte-Mecklenburg Hospital Authority Carolinas Healthcare Ser 2008 A Custody Receipts Ser 2008-1149 0.36%, 1/15/47	4,808	4,808
Austin Trust, NV, Clark County Ser 2008 Custody Receipts Ser 2008-1171 0.36%, 6/1/38	9,770	9,770
Austin Trust, TX,
Tarrant County Cultural Education Facilities Finance Corp Texas Health Resources Ser 2007 A Custody Receipts Ser 2007-1031 0.36%, 2/15/36	5,470	5,470
Texas Transportation Commission Ser 2007 Custody Receipts Ser 2007-1026 0.36%, 4/1/33	10,840	10,840

2011 First Quarter Report

January 31, 2011 (unaudited)
Portfolio of Investments (cont’d)
Tax-Exempt Portfolio

	Face
	Amount	Value
	(000)	(000)

Barclays Capital Municipal Trust Receipts, AZ, Salt River Project Agricultual Improvement & Power District Electric System Ser 2008 A Floater-TRs Ser 21W 0.30%, 1/1/38 (c)	$5,000	$5,000
Barclays Capital Municipal Trust Receipts, NC,
Charlotte Water & Sewer System Ser 2009 B Floater-TRs Ser 43W
0.30%, 7/1/38 (c)	7,000	7,000
Charlotte Water & Sewer System Ser 2009 B Floater-TRs Ser 44B
0.30%, 7/1/28 (c)	10,820	10,820
Barclays Capital Municipal Trust Receipts, WA,
King County Limited Tax Ser 2009 Floater-TRs Ser 2009 1W (AGC)
0.30%, 1/1/39 (c)	1,000	1,000
Washington Ser 2010 C Floater-TRs Ser 2009 32B
0.30%, 1/1/26 (c)	4,970	4,970
Barclays Capital Municipal Trust Receipts, WI, Wisconsin Health & Educational Facilities Authority Children’s Hospital of Wisconsin Ser 2008 B Floater-TRs Ser 15W 0.30%, 8/15/37 (c)	1,250	1,250
BB&T Municipal Trust, AZ, Salt River Project Agricultural Improvement & Power District Ser 2008 A Floater Certificates Ser 9 0.29%, 1/1/16	9,970	9,970
BB&T Municipal Trust, FL, Tampa Bay Water Ser 2008 Floater Certificates Ser 36 0.28%, 4/1/16	15,650	15,650
California Statewide Communities Development Authority, Gas Supply Sacramento Municipal Utility District Ser 2010 0.28%, 11/1/40	40,000	40,000
Cape Girardeau County Industrial Development Authority, MO, St Francis Medical Center Ser 2009 B 0.28%, 6/1/39	5,300	5,300
Capital Beltway Funding Corporation of Virginia,
Senior Lien Toll I-495 Hot Lanes Ser 2008 C
0.22%, 12/31/47	27,000	27,000
Senior Lien Toll I-495 Hot Lanes Ser 2008 D
0.23%, 12/31/47	27,500	27,500
Central Plains Energy Project, NE, Gas Project No 2 Ser 2009 0.29%, 8/1/39	36,760	36,760
Central Utah Water Conservancy District,
Ser 2008 A
0.32%, 4/1/34	16,795	16,795
Ser 2008 B
0.32%, 4/1/32	23,925	23,925
Colorado Springs, CO,
Utilities System Sub Lien Ser 2005 A
0.32%, 11/1/35	21,825	21,825
Utilities System Sub Lien Ser 2009 C
0.27%, 11/1/28	11,955	11,955
Cook County, IL, Ser 2002 B 0.29%, 11/1/31	61,900	61,900
Dallas Area Rapid Transit, TX, Sales Tax Ser 2008 ROCs II-R Ser 11541 0.29%, 6/1/16	3,500	3,500

2011 First Quarter Report

January 31, 2011 (unaudited)
Portfolio of Investments (cont’d)
Tax-Exempt Portfolio

	Face
	Amount	Value
	(000)	(000)

Derry Township Industrial & Commercial Development Authority, PA, Hotel Tax Arena Ser 2000 A 0.29%, 11/1/30	$7,475	$7,475
Florida State Board Of Education, FL, Capital Outlay Ser 2005 G ROCs II-R Ser 12017 0.28%, 10/15/16	7,800	7,800
Gainesville, FL,
Utilities System 2007 Ser A
0.26%, 10/1/36	45,040	45,040
Utilities System 2008 Ser B
0.23%, 10/1/38	24,500	24,500
Harris County Hospital District, TX,
Senior Lien Ser 2007 ROCs II-R Ser 12075 (BHAC & MBIA)
0.30%, 8/15/15	21,075	21,075
Senior Lien Ser 2010
0.29%, 2/15/42	4,000	4,000
Harris County Industrial Development Corporation, TX, Baytank Inc Ser 1998 0.27%, 2/1/20	28,400	28,400
Highlands County Health Facilities Authority, FL,
Adventist Health System/Sunbelt Obligated Group Ser 2005 G
0.27%, 11/15/35	16,425	16,425
Adventist Health System/Sunbelt Obligated Group Ser 2005 I
0.26%, 11/15/29	20,000	20,000
Adventist Health System/Sunbelt Obligated Group Ser 2006 C ROCs II-R Ser 11564 (BHAC)
0.30%, 11/15/14	4,590	4,590
Adventist Health System/Sunbelt Obligated Group Ser 2009 B
0.26%, 11/15/26	15,000	15,000
Adventist Health System/Sunbelt Obligated Group Ser 2009 D
0.26%, 11/15/26	16,000	16,000
Houston, TX, Combined Utility System First Lien Ser 2004 B4 0.26%, 5/15/34	25,700	25,700
Indiana Finance Authority, Trinity Health Ser 2008 D-1 0.22%, 12/1/34	25,865	25,865
Iowa Higher Education Loan Authority, Grinnell College Ser 2008 0.28%, 6/1/23	7,000	7,000
J P Morgan Chase & Co, IL, Illinois Finance Authority Advocate Health Care Ser 2010 A 0.29%, 4/1/17 (c)	16,005	16,005
J P Morgan Chase & Co, NH, New Hampshire Health & Higher Education Facilities Authority LRG Healthcare Ser 2009 PUTTERs Ser 3648 0.29%, 10/1/17 (c)	3,000	3,000
J P Morgan Chase & Co, VA, Fairfax County Industrial Development Authority Inova Health System Foundation Ser 2009 A PUTTERs Ser 3590 0.29%, 5/15/17 (c)	2,500	2,500
King County, WA, Limited Tax Sewer Ser 2010 A 0.23%, 1/1/40	21,765	21,765

2011 First Quarter Report

January 31, 2011 (unaudited)
Portfolio of Investments (cont’d)
Tax-Exempt Portfolio

	Face
	Amount	Value
	(000)	(000)

Main Street Natural Gas Inc, GA, Gas Ser 2010 A 0.29%, 8/1/40	$19,400	$19,400
Maryland Economic Development Corporation, Howard Hughes Medical Institute Ser 2008 A 0.25%, 2/15/43	17,500	17,500
Massachusetts Bay Transportation Authority, Senior Sales Tax Ser 2005 B Eagle #720050087 Class A (AGM & MBIA) 0.29%, 7/1/29	9,900	9,900
Massachusetts Health & Educational Facility Authority, Harvard University Ser 2005 C ROCs II-R Ser 10390 0.29%, 1/15/14 (c)	6,090	6,090
Massachusetts Water Resources Authority, Gen Ser 2008 F 0.23%, 8/1/29	31,255	31,255
Miami-Dade County School Board, FL, Ser 2007 B COPs Eagle #20070068 Class A (BHAC) 0.30%, 5/1/32	12,870	12,870
Michigan Hospital Finance Authority, Ascension Health Senior Credit Group Ser 2010 F-2 0.28%, 11/15/47	15,000	15,000
Michigan State University, Ser 2003 A 0.27%, 2/15/33	19,185	19,185
Milwaukee Redevelopment Authority, WI, University of Wisconsin-Milwaukee-Kenilworth Ser 2005 0.29%, 9/1/40	1,995	1,995
Missouri Health & Educational Facilities Authority,
BJC Health System Ser 2008 B
0.26%, 5/15/38	20,500	20,500
BJC Health System Ser 2008 D
0.25%, 5/15/38	31,000	31,000
Sisters of Mercy Health System Ser 2008 E
0.26%, 6/1/39	20,000	20,000
Murray City, UT, IHC Health Services Inc Ser 2003 B 0.25%, 5/15/36	34,000	34,000
New Castle County, DE, University Courtyard Apartments Ser 2005 0.29%, 8/1/31	8,860	8,860
New Mexico Finance Authority,
Sub Lien Ser 2008 Subser B-1
0.24%, 12/15/26	20,000	20,000
Sub Lien Ser 2008 Subser B-2
0.27%, 12/15/26	41,100	41,100
New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services Ser 2008 0.30%, 8/1/34	26,040	26,040
New Mexico Municipal Energy Acquisition Authority, Gas Supply Ser 2009 0.29%, 11/1/39	20,000	20,000
New York City Municipal Water Finance Authority, NY, Second General Fiscal 2010 Ser CC 0.23%, 6/15/41	43,500	43,500

2011 First Quarter Report

January 31, 2011 (unaudited)
Portfolio of Investments (cont’d)
Tax-Exempt Portfolio

	Face
	Amount	Value
	(000)	(000)

North Carolina Medical Care Commission,
Mission-St Joseph’s Health System Ser 2003
0.41%, 10/1/18	$10,305	$10,305
Novant Health Obligated Group Ser 2004 A
0.30%, 11/1/34	22,600	22,600
Novant Health Ser 2008 B
0.29%, 11/1/28	30,660	30,660
Ohio, Common Schools Ser 2006 B 0.25%, 6/15/26	18,130	18,130
Oregon Facilities Authority,
Lewis & Clark College Ser 2008 A
0.32%, 10/1/32	15,000	15,000
PeaceHealth Ser 2008 A
0.22%, 8/1/34	20,000	20,000
PeaceHealth Ser 2008 C
0.27%, 5/1/47	27,000	27,000
Orlando-Orange County Expressway Authority, FL, Ser 2007 A Eagle #20070107 Class A (BHAC) 0.30%, 7/1/42	15,000	15,000
Pinellas County Health Facilities Authority, FL, Baycare Health System Ser 2009 A-2 0.28%, 11/1/38	3,750	3,750
Puttable Floating Option Tax-Exempts Receipts, WA, Washington Ser 2010 B P-FLOATs PT-4658 0.36%, 1/1/24 (c)	6,065	6,065
RBC Municipal Products Trust Inc, CA, Contra Costa Transportation Authority Sales Tax Ser 2010 Floater Certificates Ser E-17 0.29%, 3/1/34 (c)	34,600	34,600
RBC Municipal Products Trust Inc, PA,
Allegheny County Hospital Development Authority University of Pittsburgh Medical Center Ser 2007 B-2 Floater Certificates Ser E-16 0.29%, 4/15/39 (c)	4,500	4,500
Berks County Municipal Authority Reading Hospital & Medical Center Ser 2008 Floater Certificates Ser C-13 0.29%, 11/1/11 (c)	5,400	5,400
Berks County Municipal Authority Reading Hospital & Medical Center Ser 2009 A-1 & A-2 Floater Certificates Ser E-15 0.30%, 2/1/12 (c)	19,795	19,795
RBC Municipal Products Trust Inc, TX, Houston Combined Utility System First Lien Ser 2010 B Floater Certificates Ser E-14 0.29%, 5/15/34 (c)	7,000	7,000
Richmond, KY, Kentucky League of Cities Funding Trust Ser 2006 A 0.29%, 3/1/36	9,000	9,000
Sevier County Public Building Authority, TN, Local Government Public Improvement Ser VII-B-1 0.33%, 6/1/32	31,500	31,500
South Carolina Jobs — Economic Development Authority,
AnMed Health Ser 2009 A
0.28%, 2/1/35	1,000	1,000
AnMed Health Ser 2009 C
0.28%, 2/1/33	2,000	2,000

2011 First Quarter Report

January 31, 2011 (unaudited)
Portfolio of Investments (cont’d)
Tax-Exempt Portfolio

	Face
	Amount	Value
	(000)	(000)

South Carolina Transportation Infrastructure Bank, Ser 2003 B-2 0.27%, 10/1/31	$21,525	$21,525
Southcentral Pennsylvania General Authority, PA, WellSpan Health Series 2008 A ROCs II-R Ser 11686 0.30%, 12/1/24 (c)	1,000	1,000
University of Michigan Regents, General Ser 2008 B 0.24%, 4/1/28	20,000	20,000
University of Texas Regents, Permanent University Fund Ser 2008 A 0.23%, 7/1/38	54,100	54,100
Utah Water Finance Agency,
Ser 2008 B
0.29%, 10/1/37	10,000	10,000
Ser 2008 B-2
0.29%, 10/1/35	14,690	14,690
Ser 2008 B-4
0.29%, 10/1/36	25,330	25,330
Washington Higher Education Facilities Authority, Whitman College Ser 2008 0.29%, 1/1/38	29,935	29,935
Washington State, Ser VR-96 B 0.27%, 6/1/20	22,730	22,730
Williamstown, KY, Kentucky League of Cities Funding Trust 2008 Ser A 0.29%, 7/1/38	7,695	7,695

		1,566,325

Total Investments (100.0%) (Cost $2,025,547)		2,025,547

Other Assets in Excess of Liabilities (0.0%)		526

Net Assets (100.0%)		$2,026,073

(a)	The rates shown are the effective yields at the date of purchase.

(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on January 31, 2011.

(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

BANs	Bond Anticipation Notes

BHAC	Berkshire Hathaway Assurance Corp.

COPs	Certificates of Participation

MBIA	Municipal Bond Insurance Association, Inc.

P-FLOATs Puttable Floating Option Tax-Exempt Receipts

PUTTERS	Puttable Tax-Exempt Receipts

ROCs	Reset Option Certificates

TRANs	Tax and Revenue Anticipation Notes

TRs	Trust Receipts

2011 First Quarter Report

January 31, 2011 (unaudited)
Portfolio of Investments (cont’d)

Tax-Exempt Portfolio
Summary of Tax-Exempt Instruments by State/Territory

	Value	Percent of
State/Territory	(000)	Net Assets

Texas	$302,767	14.9%
Florida	210,206	10.4
Utah	144,740	7.1
Michigan	139,503	6.9
New York	138,000	6.8
New Mexico	107,140	5.3
Washington	86,465	4.3
North Carolina	86,193	4.3
Illinois	77,905	3.8
Missouri	76,800	3.8
California	74,600	3.7
Virginia	67,000	3.3
Nebraska	66,760	3.3
Oregon	62,000	3.1
Massachusetts	51,745	2.5
Tennessee	51,300	2.5
Pennsylvania	38,170	1.9
South Carolina	37,845	1.9
Colorado	33,780	1.7
Maryland	27,500	1.4
Indiana	25,865	1.3
Georgia	24,921	1.2
Ohio	18,130	0.9
Arizona	17,642	0.9
Kentucky	16,695	0.8
Minnesota	10,000	0.5
Nevada	9,770	0.5
Delaware	8,860	0.4
Iowa	7,000	0.3
Wisconsin	3,245	0.2
New Hampshire	3,000	0.1

	$2,025,547	100.0%

2011 First Quarter Report

January 31, 2011 (unaudited)
Portfolio of Investments (cont’d)

Tax-Exempt Portfolio
Fair Value Measurement Information:
The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2011. (See Notes to the Portfolios of Investments for further information regarding fair value measurement.) fair value measurement.)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)

Assets:
Tax-Exempt Instruments
Commercial Paper	$—	$151,400	$—	$151,400
Daily Variable Rate Bonds	—	140,770	—	140,770
Municipal Bonds & Notes	—	43,471	—	43,471
Put Option Bonds	—	123,581	—	123,581
Weekly Variable Rate Bonds	—	1,566,325	—	1,566,325

Total Tax-Exempt Instruments	—	2,025,547	—	2,025,547

Total Assets	$—	$2,025,547	$—	$2,025,547

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the Levels as of the end of the period. As of January 31, 2011 the Portfolio did not have any significant investments transfer between valuation levels.

Notes to the Portfolios of Investments • January 31, 2011 (unaudited)
Security Valuation: Securities owned by the Portfolios are stated at amortized cost which approximates market value, in accordance with Rule 2a-7 under the 1940 Act.
Fair Value Measurement: Financial Accounting Standards Board Accounting Standards Codification 820, Fair Value Measurements and Disclosure (“ASC 820”), defines fair value as the price that the Portfolios would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Portfolios’ investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
[See General Instructions]
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)     Morgan Stanley Institutional Liquidity Funds

By:	/s/ Kevin Klingert
	Name:	Kevin Klingert
	Title:	Principal Executive Officer
Date: March 22, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kevin Klingert
	Name:	Kevin Klingert
	Title:	Principal Executive Officer
Date: March 22, 2011

By:	/s/ Francis Smith
	Name:	Francis Smith
	Title:	Principal Financial Officer
Date: March 22, 2011